Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets
Total debt securities	$ 69,163	$ 63,389
Mortgage servicing rights	1,644	1,983
Financial derivatives	2,196	1,052
Liabilities
Financial derivatives	539	1,063
Fair Value, Measurements, Recurring
Assets
Total debt securities	69,163
Securities available for sale, fair value		63,389
Loans	742	782
Equity investments	2,421	2,209
Trading securities	3,220	3,916
Financial derivatives	3,502	2,081
Other assets	470	493
Total Assets	82,227	75,744
Liabilities
Other borrowed funds	518	1,007
Financial derivatives	2,019	2,290
Other liabilities	137	58
Total liabilities	2,674	3,355
Residential Mortgages | Fair Value, Measurements, Recurring
Assets
Loans held for sale	819	495
Mortgage servicing rights	995	1,257
Commercial Mortgages | Fair Value, Measurements, Recurring
Assets
Loans held for sale	246	396
Mortgage servicing rights	649	726
US Treasury and Government Agencies Securities | Fair Value, Measurements, Recurring
Assets
Total debt securities	16,516	18,100
Residential mortgage-backed Securities | Mortgage-backed Securities Agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	36,321	28,993
Residential mortgage-backed Securities | Mortgage-backed Securities Non-agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	1,814	2,211
Commercial Mortgage Backed Securities | Mortgage-backed Securities Agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	3,118	2,577
Commercial Mortgage Backed Securities | Mortgage-backed Securities Non-agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	3,372	2,657
Asset backed | Fair Value, Measurements, Recurring
Assets
Total debt securities	5,114	4,972
Other Debt Obligations | Fair Value, Measurements, Recurring
Assets
Total debt securities	2,908	3,879
Level 1 | Fair Value, Measurements, Recurring
Assets
Total debt securities	16,236
Securities available for sale, fair value		17,753
Equity investments	855	751
Trading securities	433	2,137
Financial derivatives		3
Other assets	339	291
Total Assets	17,863	20,935
Liabilities
Other borrowed funds	385	868
Financial derivatives		1
Total liabilities	385	869
Level 1 | US Treasury and Government Agencies Securities | Fair Value, Measurements, Recurring
Assets
Total debt securities	16,236	17,753
Level 2 | Fair Value, Measurements, Recurring
Assets
Total debt securities	50,872
Securities available for sale, fair value		43,150
Loans	442	510
Trading securities	2,787	1,777
Financial derivatives	3,448	2,053
Other assets	131	157
Total Assets	58,679	48,449
Liabilities
Other borrowed funds	126	132
Financial derivatives	1,819	2,021
Total liabilities	1,945	2,153
Level 2 | Residential Mortgages | Fair Value, Measurements, Recurring
Assets
Loans held for sale	817	493
Level 2 | Commercial Mortgages | Fair Value, Measurements, Recurring
Assets
Loans held for sale	182	309
Level 2 | US Treasury and Government Agencies Securities | Fair Value, Measurements, Recurring
Assets
Total debt securities	280	347
Level 2 | Residential mortgage-backed Securities | Mortgage-backed Securities Agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	36,321	28,993
Level 2 | Residential mortgage-backed Securities | Mortgage-backed Securities Non-agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	73	83
Level 2 | Commercial Mortgage Backed Securities | Mortgage-backed Securities Agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	3,118	2,577
Level 2 | Commercial Mortgage Backed Securities | Mortgage-backed Securities Non-agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	3,372	2,657
Level 2 | Asset backed | Fair Value, Measurements, Recurring
Assets
Total debt securities	4,874	4,698
Level 2 | Other Debt Obligations | Fair Value, Measurements, Recurring
Assets
Total debt securities	2,834	3,795
Level 3 | Fair Value, Measurements, Recurring
Assets
Total debt securities	2,055
Securities available for sale, fair value		2,486
Loans	300	272
Equity investments	1,276	1,255
Trading securities		2
Financial derivatives	54	25
Other assets		45
Total Assets	5,395	6,157
Liabilities
Other borrowed funds	7	7
Financial derivatives	200	268
Other liabilities	137	58
Total liabilities	344	333
Level 3 | Residential Mortgages | Fair Value, Measurements, Recurring
Assets
Loans held for sale	2	2
Mortgage servicing rights	995	1,257
Level 3 | Commercial Mortgages | Fair Value, Measurements, Recurring
Assets
Loans held for sale	64	87
Mortgage servicing rights	649	726
Level 3 | Residential mortgage-backed Securities | Mortgage-backed Securities Non-agency | Fair Value, Measurements, Recurring
Assets
Total debt securities	1,741	2,128
Level 3 | Asset backed | Fair Value, Measurements, Recurring
Assets
Total debt securities	240	274
Level 3 | Other Debt Obligations | Fair Value, Measurements, Recurring
Assets
Total debt securities	$ 74	$ 84
Assets at fair value | Assets, Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk, percentage	20.00%	20.00%
Level 3 assets | Assets, Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk, percentage	7.00%	8.00%
Level 3 assets | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk, percentage	1.00%	2.00%
Liabilities at fair value | Liabilities, Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk, percentage	1.00%	1.00%
Level 3 liabilities | Liabilities, Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk, percentage	13.00%	10.00%
Level 3 liabilities | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk, percentage	1.00%	1.00%